Fees Summary	Mar. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 966,000
Previously Paid Amount	0.00
Total Fee Amount	147.89
Total Offset Amount	0.00
Net Fee	147.89
Narrative - Max Aggregate Offering Price	$ 966,000
Final Prospectus	true